Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Rental income	$ 21,928	$ 22,926	$ 65,854	$ 67,211	$ 89,797	$ 51,403	$ 21,216
Property expense recoveries	4,785	4,423	13,945	12,671	17,584	11,409	3,933
Total revenue	26,713	27,349	79,799	79,882	107,381	62,812	25,149
Expenses:
Asset management fees to affiliates	0	2,485	0	8,026	8,027	6,413	2,624
Property management fees to affiliates	456	452	1,365	1,347	1,799	1,052	333
Advisory fees to affiliates	2,346	273	6,970	273	2,550	0	0
Property operating expense	1,866	1,787	5,598	4,886	6,724	4,428	1,317
Property tax expense	2,449	2,511	7,521	7,244	10,049	7,046	2,713
Acquisition fees and expenses to non-affiliates					0	1,113	3,058
Performance distribution to affiliates	2,084	213	6,200	213	2,394	0	0
Acquisition fees and expenses to affiliates					0	6,176	10,876
General and administrative expenses	775	831	2,446	2,736	3,445	2,804	1,883
Corporate operating expenses to affiliates	806	566	2,168	1,679	2,336	1,622	1,937
Depreciation and amortization	11,252	11,236	33,383	32,710	43,950	27,894	12,061
Total expenses	22,034	20,354	65,651	59,114	81,274	58,548	36,802
Income before other income and (expenses)	4,679	6,995	14,148	20,768	26,107	4,264	(11,653)
Other income (expenses):
Interest expense	(5,464)	(3,997)	(14,775)	(11,445)	(15,519)	(10,384)	(4,851)
Other income, net	28	101	196	265	531	13	0
Net income	(757)	3,099	(431)	9,588	11,119	(6,107)	(16,504)
Preferred units redemption premium					0	0	(375)
Net (income) attributable to noncontrolling interests	1	(1)	1	(3)	(3)	3	30
Distributions to redeemable noncontrolling interests attributable to common stockholders					0	0	(398)
Net income attributable to common stockholders	$ (756)	$ 3,098	$ (430)	$ 9,585	$ 11,116	$ (6,104)	$ (17,247)
Net income attributable to common stockholders per share, basic and diluted (in usd per share)	$ (0.01)	$ 0.04	$ (0.01)	$ 0.13	$ 0.15	$ (0.12)	$ (1.19)
Weighted average number of common shares outstanding, basic and diluted (in shares)	78,034,852	76,157,963	77,594,234	75,441,620	75,799,415	50,712,589	14,479,960
Distributions declared per common share (in usd per share)	$ 0.14	$ 0.14	$ 0.42	$ 0.42
Griffin Capital Essential Asset REIT, Inc. [Member]
Revenue:
Rental income	$ 66,028	$ 66,437	$ 187,601	$ 197,647	$ 257,465	$ 267,654	$ 226,174
Lease termination income	84	0	9,090	12,845	14,604	1,211	8,974
Property expense recoveries	18,929	18,695	54,740	54,120	74,421	75,409	57,705
Total revenue	85,041	85,132	251,431	264,612	346,490	344,274	292,853
Expenses:
Asset management fees to affiliates	6,015	5,921	17,670	17,786	23,499	23,530	19,389
Property management fees to affiliates	2,503	2,453	7,049	7,519	9,782	9,740	7,622
Property operating expense	13,055	13,507	36,060	37,261	50,349	50,946	40,682
Property tax expense	11,301	10,916	33,460	33,465	44,980	45,789	34,733
Acquisition fees and expenses to non-affiliates					0	541	2,730
Acquisition fees and expenses to affiliates					0	1,239	32,245
General and administrative expenses	2,111	1,030	5,042	5,274	7,891	6,584	5,987
Corporate operating expenses to affiliates	948	676	2,630	1,983	2,652	1,525	1,608
Depreciation and amortization	30,096	28,235	89,258	88,783	116,583	130,849	112,748
Impairment provision	0	0	0	5,675	8,460	0	0
Total expenses	66,029	62,738	191,169	197,746	264,196	270,743	257,744
Income before other income and (expenses)	19,012	22,394	60,262	66,866	82,294	73,531	35,109
Other income (expenses):
Interest expense	(14,161)	(12,692)	(41,251)	(37,232)	(51,015)	(48,850)	(33,402)
Other income	57	260	217	495	537	2,848	1,576
Loss from investment in unconsolidated entities	(579)	(517)	(1,617)	(1,511)	(2,065)	(1,640)	(1,475)
Gain on acquisition of unconsolidated entity					0	666	0
Gain from disposition of assets	0	0	1,158	4,293	116,382	0	13,813
Net income	4,329	9,445	18,769	32,911	146,133	26,555	15,621
Preferred units redemption premium					0	0	(9,905)
Distributions to redeemable preferred unit holders					0	0	(9,245)
Distributions to redeemable preferred shareholders	(1,228)	0	(1,228)	0
Net (income) attributable to noncontrolling interests	(157)	(326)	(671)	(1,134)	(5,120)	(912)	138
Net income attributable to controlling interest	2,944	9,119	16,870	31,777	141,013	25,643	(3,391)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(90)	(90)	(266)	(266)	(356)	(358)	(359)
Net income attributable to common stockholders	$ 2,854	$ 9,029	$ 16,604	$ 31,511	$ 140,657	$ 25,285	$ (3,750)
Net income attributable to common stockholders per share, basic and diluted (in usd per share)	$ 0.02	$ 0.05	$ 0.10	$ 0.18	$ 0.81	$ 0.14	$ (0.02)
Weighted average number of common shares outstanding, basic and diluted (in shares)	165,964,543	173,661,904	168,357,361	174,787,551	173,923,077	175,481,629	155,059,231
Distributions declared per common share (in usd per share)	$ 0.17	$ 0.17	$ 0.51	$ 0.51